Tortoise Energy Infrastructure and Income Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 59.5%	Shares	Value
Canada Crude Oil Pipelines - 2.6%
Enbridge, Inc.	345,085	$13,865,515

Canada Oil & Gas Production - 1.5%
Ovintiv, Inc.	187,315	8,022,701

United States Crude Oil Pipelines - 4.9%
Plains GP Holdings L.P.	1,370,563	26,314,810

United States Natural Gas Gathering/Processing - 2.0%
Hess Midstream LP	283,501	10,588,762

United States Natural Gas/Natural Gas Liquids Pipelines - 25.7%
Cheniere Energy, Inc.	235,544	43,636,881
Kinder Morgan, Inc.	645,153	13,915,950
ONEOK, Inc.	309,593	28,594,010
Targa Resources Corp.	179,023	26,298,479
The Williams Companies, Inc.	571,775	26,170,142
		138,615,462
United States Oil & Gas Production - 13.4%
ConocoPhillips	95,614	10,879,917
Coterra Energy, Inc.	432,396	10,520,195
Devon Energy Corporation	170,926	7,654,066
Diamondback Energy, Inc.	63,129	12,317,099
EQT Corporation	690,655	23,143,849
Exxon Mobil Corp.	67,539	7,965,550
		72,480,676
United States Refined Product Pipelines - 2.9%
Marathon Petroleum Corporation	30,510	5,403,931
Phillips 66	71,185	9,987,968
		15,391,899
United States Renewables and Power Infrastructure - 6.5%
Clearway Energy, Inc.	182,492	5,284,968
CMS Energy Corporation	79,417	5,389,238
DTE Energy Company	43,048	5,381,861
Sempra Energy	130,991	10,764,840
Vistra Corp.	97,935	8,366,587
		35,187,494
TOTAL COMMON STOCKS (Cost $213,113,124)		320,467,319

MASTER LIMITED PARTNERSHIPS - 19.8%	Units	Value
United States Natural Gas Gathering/Processing - 3.1%
Western Midstream Partners LP	432,087	16,669,916

United States Natural Gas Pipelines - 9.4%
Energy Transfer LP	1,639,077	26,389,140
Enterprise Products Partners LP	825,638	24,224,219
		50,613,359
United States Refined Product Pipelines - 7.3%
MPLX LP	917,723	39,351,962
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $48,845,052)		106,635,237

CORPORATE BONDS - 18.8%	Par	Value
Canada Crude Oil Pipelines - 0.7%
Enbridge, Inc., 5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	4,000,000	3,861,373

United States Natural Gas Gathering/Processing - 5.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (a)	6,370,000	6,367,206
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/2026 (a)	3,800,000	3,809,799
EnLink Midstream, LLC, 5.38%, 06/01/2029	4,455,000	4,540,287
Hess Midstream Operations LP, 5.63%, 02/15/2026 (a)	8,125,000	8,108,866
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (a)	5,000,000	5,182,980
		28,009,138
United States Natural Gas/Natural Gas Liquids Pipelines - 6.5%
DT Midstream, Inc., 4.38%, 06/15/2031 (a)	6,100,000	5,737,211
EQM Midstream Partners LP, 5.50%, 07/15/2028	4,250,000	4,281,871
NGPL PipeCo LLC, 7.77%, 12/15/2037 (a)	9,125,000	10,792,898
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028 (a)	7,925,000	7,649,616
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	6,000,000	6,669,666
		35,131,262
United States Oil & Gas Production - 0.9%
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	5,000,000	4,921,956

United States Oil Field Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (a)	6,575,000	6,627,431

United States Other - 2.4%
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	5,708,000	5,569,684
6.50%, 09/30/2026 (a)	8,400,000	7,280,761
		12,850,445
United States Refining - 1.2%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (a)	6,000,000	6,244,134

United States Renewables and Power Infrastructure - 0.7%
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (a)	3,500,000	3,726,527
TOTAL CORPORATE BONDS (Cost $100,230,975)		101,372,266

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 5.22% (b)	8,220,220	8,220,220
TOTAL SHORT-TERM INVESTMENTS (Cost $8,220,220)		8,220,220

TOTAL INVESTMENTS - 99.6% (Cost $370,409,371)		536,695,042
Other Assets in Excess of Liabilities - 0.4%		1,964,634
TOTAL NET ASSETS - 100.0%		$538,659,676

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $88,688,735 or 16.5% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Tortoise Energy Infrastructure and Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$320,467,319	$–	$–	$320,467,319
Master Limited Partnerships	106,635,237	–	–	106,635,237
Corporate Bonds	–	101,372,266	–	101,372,266
Money Market Funds	8,220,220	–	–	8,220,220
Total Investments	$435,322,776	$101,372,266	$–	$536,695,042

Refer to the Schedule of Investments for further disaggregation of investment categories.